BLACKROCK VARIABLE SERIES FUNDS, INC.
BlackRock Global Opportunities V.I. Fund
(the “Fund”)

Supplement dated February 5, 2015
to the Prospectus dated May 1, 2014

Effective immediately, the following changes are made to the Fund’s Prospectus:

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Global Opportunities V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Thomas Callan, CFA	2008	Managing Director of BlackRock, Inc.
Ian Jamieson, CFA	2011	Managing Director of BlackRock, Inc.
Simon McGeough	2015	Director of BlackRock, Inc.

The section in the Prospectus captioned “Details about the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND

The Fund is managed by a team of financial professionals. Thomas Callan, CFA, Ian Jamieson, CFA, and Simon McGeough are the portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The paragraph and table in the sections of the Prospectus captioned “Management of the Funds — Portfolio Manager Information — BlackRock Global Opportunities V.I. Fund” are deleted in their entirety and replaced with the following:

The Fund is managed by Thomas Callan, CFA, Ian Jamieson, CFA, and Simon McGeough who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Thomas Callan, CFA	Jointly and primarily responsible for	2008	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		1998; Head of BlackRock’s Global
	Fund’s portfolio including setting		Opportunities equity team.
the Fund’s overall investment
strategy and overseeing the
management of the Fund.
Ian Jamieson, CFA	Jointly and primarily responsible for	2011	Managing Director of BlackRock, Inc. since
	the day-to-day management of the		2012; Director of BlackRock, Inc. from 2007
	Fund’s portfolio including setting		to 2011; Vice President of BlackRock, Inc.
	the Fund’s overall investment		from 2004 to 2006.
strategy and overseeing the
management of the Fund.
Simon McGeough	Jointly and primarily responsible for	2015	Director of BlackRock, Inc. since 2011;
	the day-to-day management of the		Member of BlackRock’s European equity team
	Fund’s portfolio including setting		from 2007 to 2010.
the Fund’s overall investment
strategy and overseeing the
management of the Fund.

Shareholders should retain this Supplement for future reference.

PRO-VARGOVI-0215SUP